Acquisitions and Other Transactions (Agila Specialties) (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 04, 2013 Agila Specialties	Dec. 31, 2013 Agila Specialties	Dec. 04, 2013 Agila Specialties Product rights and licenses	Dec. 04, 2013 Agila Specialties Customer relationships	Dec. 04, 2013 Agila Specialties Equity method investments	Dec. 04, 2013 Agila Specialties Maximum
Business Acquisition [Line Items]
Acquisition purchase price				$ 1,430,000,000
Purchase consideration, cash paid	1,261,853,000	0	80,510,000	3,400,000
Purchase consideration, contingent consideration	665,000,000			250,000,000
Purchase consideration, contingent consideration, maximum									461,000,000
Rate used to discount net cash inflows to present values				13.00%
Research and development in process, expect completion cost				50,000,000
Identified intangible assets				280,000,000		221,000,000	59,000,000
Acquired intangible assets, weighted average useful life, in years						8 years	5 years
Equity method investment				152,800,000				125,000,000
Equity method investment, ownership percentage								50.00%
Purchase price allocation, goodwill	4,340,485,000	3,515,655,000	3,517,935,000	936,600,000
Acquisition related costs					$ 49,800,000